Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details)	Sep. 30, 2024 USD ($)
Buildings [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant, and Equipment, Salvage Value
Machinery & equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Property, Plant, and Equipment, Salvage Value
Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property, Plant, and Equipment, Salvage Value
Furniture and fixtures [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Property, Plant, and Equipment, Salvage Value
Software [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property, Plant, and Equipment, Salvage Value
Leasehold improvement [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant, and Equipment, Salvage Value
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of lease term or economic life
Minimum [Member] | Buildings [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant and Equipment, Useful Life	33 years
Maximum [Member] | Buildings [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment Expected Useful Lives and Estimated Residual Values (Details) [Line Items]
Property, Plant and Equipment, Useful Life	39 years